DELAWARE GROUP ® STATE TAX-FREE INCOME TRUST
Delaware Tax-Free Pennsylvania Fund

DELAWARE GROUP TAX-FREE FUND
Delaware Tax-Free USA Fund
Delaware Tax-Free USA Intermediate Fund

VOYAGEUR INSURED FUNDS
Delaware Tax-Free Arizona Fund

VOYAGEUR INTERMEDIATE TAX FREE FUNDS
Delaware Tax-Free Minnesota Intermediate Fund

VOYAGEUR MUTUAL FUNDS
Delaware National High-Yield Municipal Bond Fund
Delaware Tax-Free California Fund
Delaware Tax-Free Idaho Fund
Delaware Tax-Free New York Fund
Delaware Minnesota High-Yield Municipal Bond Fund

VOYAGEUR MUTUAL FUNDS II
Delaware Tax-Free Colorado Fund

VOYAGEUR TAX FREE FUNDS
Delaware Tax-Free Minnesota Fund

(each, a “Fund” and together, the “Funds”)
Supplement to the Statement of Additional (the “SAI”) for each Fund

The following is hereby inserted in the section entitled “Insurance” in each Fund’s SAI, replacing the existing disclosure:

The following table is a summary snapshot of the insurer financial strength ratings of the municipal bond insurers as of March 29, 2022:

Funds' investment in insured bonds

Insurer	Moody's	S&P	Fitch
ACA	Not Rated	NR	WD
Ambac	WR	NR	WD
Assured Guaranty	A1 (Stable Outlook)	AA (Stable Outlook)	WD
BAM	Not Rated	AA (Stable Outlook)	Not Rated
BHAC	Aa1 (Stable Outlook)	AA+ (Stable Outlook)	Not Rated
CIFG	WR	NR	WD
FGIC	WR	NR	WD
AGMC (f. FSA)	A1 (Stable Outlook)	AA (Stable Outlook)	WD
National (f. MBIA)	Baa2 (Negative Outlook)	NR	WD
MAC	Not Rated	AA (Stable Outlook)	Not Rated
Radian	WR	NR	WD
XLCA (Syncora)	WR	NR	WD

Source: Bloomberg

Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Funds.

Delaware Management Company is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Please keep this Supplement for future reference.

This Supplement is dated March 29, 2022.